UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08886

DWS Equity Partners Fund, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 2/28/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2007 (Unaudited)

DWS Equity Partners Fund

	Shares	Value ($)

Common Stocks 94.2%
Consumer Discretionary 11.4%
Hotels Restaurants & Leisure 1.1%
Wyndham Worldwide Corp.*	140,010	4,928,352
Media 7.4%
Clear Channel Communications, Inc.	211,600	7,655,688
Comcast Corp. "A"*	463,950	11,932,794
LodgeNet Entertainment Corp.*	102,503	2,619,977

R.H. Donnelley Corp.* (a)	104,231	7,457,728
Time Warner, Inc.	205,000	4,171,750

		33,837,937
Specialty Retail 2.9%
American Eagle Outfitters, Inc.	113,532	3,525,168
TJX Companies, Inc.	353,800	9,729,500

		13,254,668
Consumer Staples 3.3%
Food & Staples Retailing 1.8%
Costco Wholesale Corp.	150,000	8,383,500
Tobacco 1.5%
Altria Group, Inc.	81,200	6,843,536
Energy 4.8%
Oil, Gas & Consumable Fuels
Kinder Morgan Management LLC* (a)	268,552	13,430,285
Magellan Midstream Holdings LP (a)	341,300	8,327,720

		21,758,005
Financials 31.2%
Commercial Banks 2.1%
Wells Fargo & Co.	271,200	9,410,640
Consumer Finance 9.9%
AmeriCredit Corp.* (a)	463,800	11,325,996
Capital One Financial Corp.	65,400	5,041,032
First Marblehead Corp.	470,700	21,247,398
SLM Corp.	176,700	7,530,954

		45,145,380
Diversified Financial Services 3.0%
Citigroup, Inc.	272,372	13,727,549
Insurance 9.2%
Aon Corp. (a)	120,000	4,518,000
Berkshire Hathaway, Inc. "B"* (a)	4,700	16,558,100
Prudential Financial, Inc.	227,000	20,643,380

		41,719,480
Real Estate Investment Trusts 2.8%
American Financial Realty Trust (REIT) (a)	675,000	7,492,500
American Home Mortgage Investment Corp. (REIT) (a)	201,000	5,497,350

		12,989,850
Thrifts & Mortgage Finance 4.2%
Countrywide Financial Corp.	152,400	5,833,872
Freddie Mac	209,700	13,458,546

		19,292,418
Health Care 12.7%
Health Care Providers & Services 12.7%
Cardinal Health, Inc.	55,000	3,854,950
Coventry Health Care, Inc.*	250,100	13,610,442
Laboratory Corp. of America Holdings* (a)	10,000	797,500
Omnicare, Inc. (a)	72,200	2,999,188
UnitedHealth Group, Inc.	75,000	3,915,000
WellPoint, Inc.*	409,600	32,518,144

		57,695,224

Pharmaceuticals 0.0%
Pfizer, Inc.	8,000	199,680
Industrials 14.2%
Aerospace & Defense 1.7%
United Technologies Corp.	119,000	7,809,970
Building Products 4.2%
American Standard Companies, Inc.	360,000	19,076,400
Industrial Conglomerates 2.6%
Tyco International Ltd.	380,800	11,740,064
Marine 0.2%
Eagle Bulk Shipping, Inc. (a)	50,000	1,000,000
Road & Rail 5.5%
Avis Budget Group, Inc.	70,005	1,861,433
Canadian National Railway Co.	528,000	23,078,880

		24,940,313
Information Technology 7.6%
Computers & Peripherals 3.5%
Hewlett-Packard Co.	185,000	7,285,300
International Business Machines Corp.	91,800	8,538,318

		15,823,618
IT Services 4.1%
First Data Corp.	281,579	7,188,712
MasterCard, Inc. "A" (a)	50,900	5,455,462
Western Union Co.	281,579	6,101,817

		18,745,991
Telecommunication Services 9.0%
Diversified Telecommunication Services 0.9%
Iowa Telecommunications Services, Inc. (a)	215,100	4,308,453
Wireless Telecommunication Services 8.1%
America Movil SA de CV "L" (ADR)	105,000	4,599,000
American Tower Corp. "A"* (a)	225,500	8,735,870
NII Holdings, Inc.*	147,500	10,448,900
SBA Communications Corp. "A"*	215,000	5,798,550
Sprint Nextel Corp.	375,700	7,243,496

		36,825,816

Total Common Stocks (Cost $243,524,674)		429,456,844
Securities Lending Collateral 11.7%
Daily Assets Fund Institutional, 5.34% (b) (c) (Cost $53,330,110)	53,330,110	53,330,110
Cash Equivalents 5.2%
Cash Management QP Trust, 5.31% (d) (Cost $23,962,494)	23,962,494	23,962,494
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 320,817,278)	111.1	506,749,448
Other Assets and Liabilities, Net	(11.1)	(50,728,526)

Net Assets	100.0	456,020,922

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2007 amounted to $52,513,483 which is 11.5% of net assets.
(b)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.
(d)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity Partners Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity Partners Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	April 9, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 9, 2007